SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning balance		$ 238,411	$ 571,299
Additions			8,407
Impairments			(315,711)
Translation differences		2,327	(25,584)
Disposals
Cost, ending balance		240,738	238,411
Accumulated amortization, beginning balance		228,886	227,291
Depreciation		2,551	13,446
Translation differences		2,268	(11,851)
Accumulated amortization, ending balance		233,705	228,886
Property, plant and equipment, net		7,033	9,525
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		34,164	29,019
Additions			6,664
Impairments
Translation differences		302	(1,519)
Disposals
Cost, ending balance		34,466	34,164
Accumulated amortization, beginning balance		28,321	27,588
Depreciation		829	2,172
Translation differences		276	(1,439)
Accumulated amortization, ending balance		29,426	28,321
Property, plant and equipment, net		5,040	5,843
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		171,633	181,052
Additions
Impairments
Translation differences		1,701	(9,419)
Disposals
Cost, ending balance		173,334	171,633
Accumulated amortization, beginning balance		170,073	169,535
Depreciation		1,571	9,377
Translation differences		1,690	(8,839)
Accumulated amortization, ending balance		173,334	170,073
Property, plant and equipment, net			1,560
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		32,614	33,310
Additions			1,039
Impairments
Translation differences		324	(1,735)
Disposals
Cost, ending balance		32,938	32,614
Accumulated amortization, beginning balance		30,492	30,168
Depreciation		151	1,897
Translation differences		302	(1,573)
Accumulated amortization, ending balance		30,945	30,492
Property, plant and equipment, net		1,993	2,122
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[1]		327,918
Additions	[1]		704
Impairments	[1]		(315,711)
Translation differences	[1]		(12,911)
Disposals	[1]
Cost, ending balance	[1]
Accumulated amortization, beginning balance	[1]
Depreciation	[1]
Translation differences	[1]
Accumulated amortization, ending balance	[1]
Property, plant and equipment, net	[1]

[1]	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 6) – Software (See Note 3)